Stockholders' Equity (Details Narrative) (10-K) - USD ($)			6 Months Ended	12 Months Ended
	Nov. 30, 2018	Mar. 17, 2015	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 21, 2016
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued			67,045,814	67,045,814	67,045,814
Common stock, shares outstanding			67,045,814	67,045,814	67,045,814
Sixteen Accredited Investors [Member]
Sale of stock during period, amount	$ 4,500,000
Sale of stock during period, shares	9,000,000
Equity issuance price per share	$ 0.50
Common stock units, description	Each unit consisted of one share of common stock and one four-year warrant to purchase one share of common stock at an exercise price of $1.00 per share.
Warrants term	4 years
Warrants exercise price	$ 1.00
Warrants to purchase common stock	9,000,000
Common Stock Warrant [Member]
Warrants exercise price			$ 1.000	$ 1.000
Warrant exercisable price per shares			$ 0.90	$ 0.68
Intrinsic value of exercisable warrants
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized		350,000
Number of share tranche of the series A convertible preferred stock receive a per share dividend		175,000
Percentage of dividend from annual revenue		1.00%
Annual net revenue divided by converted or redeemed shares		175,000
Preferred stock convertible into common stock			4,375,000	4,375,000
Gross proceeds from sale of transaction			$ 21,875,000	$ 21,875,000
Preferred stock, conversion description				Each share of Series A Convertible Preferred Stock may be converted, at the option of the holder, into 12.5 shares of common stock (subject to customary anti-dilution provisions) and the Series A Convertible Preferred Stock is subject to mandatory conversion at the conversion rate in the event of a merger or sale transaction resulting in gross proceeds to the Company of at least $21,875,000.
Preferred stock, shares outstanding			350,000	350,000	350,000
Preferred stock, per share redemption price		$ 50.00		$ 50.00	$ 50.00	$ 50.00
Series A Convertible Preferred Stock [Member] | Common Stock [Member]
Preferred stock convertible into common stock			12.5	12.5
Preferred stock, conversion description			Each share of Series A Convertible Preferred Stock may be converted, at the option of the holder, into 12.5 shares of common stock (subject to customary anti-dilution provisions) and the Series A Convertible Preferred Stock is subject to mandatory conversion at the conversion rate in the event of a merger or sale transaction resulting in gross proceeds to the Company of at least $21,875,000.
Undesignated Preferred Stock [Member]
Preferred stock, shares authorized			9,650,000	9,650,000